Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2021
Financial Highlights [Abstract]
Schedule of Financial Highlights
In the table below, the contract owner units and net assets, the investment income ratio and the ranges of lowest to highest unit values, expense ratios and total returns are presented for the products offered by Pruco Life and funded through the Real Property Account. Only product designs within the Real Property Account that had contract owner units outstanding during the respective periods were considered when determining the ranges, which exclude Pruco Life’s position in the Real Property Account.
The table may not reflect the minimum and maximum contract charges as contract owners may not have selected all available and applicable products offered by Pruco Life as disclosed in Note 1.
Note 7: Financial Highlights (continued)

	Units (000’s)	Unit Value Lowest — Highest			Net Assets (000’s)	Investment Income Ratio(1)	Expense Ratio(2) Lowest — Highest			Total Return(3) Lowest — Highest
March 31, 2021	16,807	$2.93	—	$3.99	$61,706	0.40%	0.09%	—	0.31%	(0.65)%	—	(0.43)%
December 31, 2020	17,166	$2.95	—	$4.01	$63,334	2.30%	0.35%	—	1.25%	(14.24)%	—	(13.47)%
December 31, 2019	18,007	$3.44	—	$4.63	$76,904	2.74%	0.35%	—	1.25%	1.49%	—	2.41%
December 31, 2018	19,057	$3.39	—	$4.52	$79,624	3.06%	0.35%	—	1.25%	2.60%	—	3.53%
December 31, 2017	19,952	$3.31	—	$4.37	$80,712	3.10%	0.35%	—	1.25%	3.60%	—	4.53%
(1) These amounts represent the contract owners' proportionate share of net investment income from the underlying Partnership divided by the contract owners' average daily net assets of the Real Property Account. These ratios exclude those expenses, such as mortality and expense risk and administrative expenses that result in direct reductions in the unit values.
(2) These amounts represent the annualized contract expenses of the Real Property Account (except for the period ended March 31, 2021 which is not annualized), consisting primarily of mortality and expense risk and administrative charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Partnership are excluded.
(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying Partnership, and reflect deductions for all items included in the expense ratio. The total return does not include any expense assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.
The table below reflects information for assets held by Pruco Life. Charges for mortality and expense risk and administrative expenses are used by Pruco Life to purchase additional investments in its account resulting in no impact to its net assets.

Net Assets (000’s)
March 31, 2021	$41,538
December 31, 2020	$40,267
December 31, 2019	$42,408
December 31, 2018	$36,475
December 31, 2017	$33,878